PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ (107)	$ 3,315
25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,900)	(2,000)
25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(530)	(560)
25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	2,100	2,070
25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	590	620
5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	2,030	1,840
5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(2,020)	(1,830)
North America | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,400)	(1,530)
North America | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(450)	(490)
North America | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	1,550	1,650
North America | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	500	540
North America | 5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	1,350	1,280
North America | 5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,340)	(1,270)
Colombia | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(340)	(310)
Colombia | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(80)	(70)
Colombia | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	380	260
Colombia | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	90	80
Colombia | 5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	540	440
Colombia | 5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ (540)	$ (440)
Brazil | Concession asset
Disclosure of detailed information about property, plant and equipment [line items]
One time lease renewal term	30 years
Estimated service lives	34 years	35 years
Brazil | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ (120)	$ (110)
Brazil | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Brazil | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	130	110
Brazil | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Brazil | 5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	140	120
Brazil | 5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(140)	(120)
Europe | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(40)	(50)
Europe | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Europe | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	40	50
Europe | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Europe | 5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Europe | 5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ 0	$ 0